Note 20 - Net Loss Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
20.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Years ended December 31,
	2012	2013	2014

Net loss attributable to China Finance Online Co. Limited	$(11,855,207)	$(8,573,128)	$(7,167,849)

Weighted average ordinary shares outstanding used in computing basic net loss per share	108,983,249	109,019,513	109,385,712

Weighted average ordinary shares outstanding used in computing diluted net loss per share	108,983,249	109,019,513	109,385,712

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.11)	$(0.08)	$(0.07)
- diluted	$(0.11)	$(0.08)	$(0.07)

For the years ended December 31, 2012, 2013 and 2014, 11,144,998 options and 1,900,445 nonvested shares, 24,505,348 options and 1,900,445 nonvested shares, and 23,186,160 options, 4,030,240 restricted shares and 3,000,000 nonvested shares were anti-dilutive, respectively, because the Group was in the loss position.